Taxes - Schedule of Net Operating Loss Carry Forward (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Net Operating Loss Carry Forward [Abstract]
Right of use assets	$ 47,678	$ 100,579
Total deferred tax liabilities	47,678	100,579
Total deferred tax assets, net